Income Taxes	9 Months Ended
Sep. 30, 2014
Income Taxes [Abstract]
Income Taxes
19.   Income Taxes:

The Company operates through its subsidiaries, which are subject to several tax jurisdictions. The income tax (expense)/ benefit for the periods presented and the respective effective tax rates for such periods are as follows:

	Nine Months Ended September 30,
	2013	2014
Current tax expense	$ (129)	$ (2,094)
Net deferred tax benefit	684	1,121
Income tax expense	$ 555	$ (973)
Effective tax rate	25.38%	(343.82)%

Our provision for income taxes for each of the nine-month periods ended September 30, 2013 and 2014 was calculated for our Belgian, Canadian and U.S. companies that are subject to federal and state income taxes.

The reconciliation between the statutory tax expense on income from continuing operations to the income tax expense recorded in the financial statements is as follows:

	Nine Months Ended September 30,
	2013	2014
Income tax expense on profit before tax at statutory rates	$ 785	$ (32)
Effect of permanent differences	(230	)(941)
Total tax expense	$555	$ (973)

.

Deferred income taxes that derive from our Belgian subsidiaries, are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting.